Annual Total Returns [BarChart] - Capital Appreciation Fund - Capital Appreciation Fund	May 25, 2021
Bar Chart Table:
Annual Return 2011	(1.89%)
Annual Return 2012	17.95%
Annual Return 2013	36.08%
Annual Return 2014	8.60%
Annual Return 2015	5.80%
Annual Return 2016	2.05%
Annual Return 2017	23.73%
Annual Return 2018	1.03%
Annual Return 2019	27.68%
Annual Return 2020	28.77%